UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __06/30/2000________

Check Here if Amendment [  ]; Amendment Number: _____________________
  This Amendment (Check only one.):		[  ] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, Inc.
Address:	One Commercial Place________________________
		Suite 1450  _________________________________
		Norfolk, VA 23510___________________________

Form 13F File Number:	28-5226___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr. ________________
Title:		Principal/Director of Operations________
Phone:		(757) 623-3676 _____________________

Signature, Place, and Date of Signing:
	________________	______Norfolk, VA______		_  08/08/2000__
	     [Signature]	[City, State]			      [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.	(Check here if all holdings of this reporting manager
    are reported in this report.)
[ ] 13F 	NOTICE	(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.	(Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	_____0______

Form 13F Information Table Entry Total:	____144_____

Form 13F Information Table Value Total: $__834138___
					 (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Standard Comercial Sub Deb Con CONV             853258aa9        6    10000 PRN      SOLE                    10000
AT&T Capital Corp. Qtly Pfd. 8 PFD              00206j308      857    35900 SH       SOLE                    35900
Abn Amro Capital Fund II 7.125 PFD              00371t206     1052    51300 SH       SOLE                    51300
Armstrong World Prd. 7.45%     PFD              042476606      390    20000 SH       SOLE                    20000
Bear Stearns Cap 7.50% 12/15/2 PFD              07383J209      664    30000 SH       SOLE                    30000
Bellsouth Cap Fund             PFD              079857207      378    16000 SH       SOLE                    16000
EDF London Cap 8.625% Pfd. Ser PFD              268316205      340    14900 SH       SOLE                    14900
Lehman Bros Cap. Trust II  7.8 PFD              52518g209      880    40000 SH       SOLE                    40000
Lincoln National Capital Pfd.  PFD              53417p209      845    40000 SH       SOLE                    40000
MediaOne Financing Pfd B       PFD              583938204      277    11800 SH       SOLE                    11800
Motorola Capital Trust I 6.68% PFD              620074203      668    32000 SH       SOLE                    32000
NB Capital Trust (BAC) 7.84%   PFD              628956203     4817   208315 SH       SOLE                   208315
Nova Chemicals Corp. 9.04% (01 PFD              66977w307      600    30000 SH       SOLE                    30000
PWG Capital Trust I  8.30% (12 PFD              69366e201      525    22400 SH       SOLE                    22400
Public Storage Pfd 8.25%       PFD              74460d760      772    35475 SH       SOLE                    35475
Southern Co. 7.75% Pfd. A      PFD              84258t208      383    16580 SH       SOLE                    16580
TCI 8.72% pf.                  PFD              872285200     4663   191298 SH       SOLE                   191298
Talisman Energy 9% Pfd Ser 2/1 PFD              87425e400      455    20000 SH       SOLE                    20000
Textron Capital I 7.92% (02/09 PFD              883198202      671    30000 SH       SOLE                    30000
US Bancorp Pfd. 7.2%           PFD              90332m200      348    17000 SH       SOLE                    17000
Unionbancal Finance Tr I 7.375 PFD              90905q109      617    30000 SH       SOLE                    30000
ADC Telecommunications         COM              000886101      252     3000 SH       SOLE                     3000
AFLAC Inc                      COM              001055102    15020   326972 SH       SOLE                   326972
ALLTEL Corp                    COM              020039103    13586   219355 SH       SOLE                   219355
AT&T Corp                      COM              001957109     6555   207287 SH       SOLE                   207287
Abbott Laboratories            COM              002824100     1671    37491 SH       SOLE                    37491
Aegon N. V. Ord.               COM              007924103     2322    65172 SH       SOLE                    65172
Affiliated Managers Group      COM              008252108      209     4600 SH       SOLE                     4600
Air Products & Chemical        COM              009158106      248     8000 SH       SOLE                     8000
America  Online Inc            COM              02364j104      784    14870 SH       SOLE                    14870
American Express               COM              025816109    11257   215956 SH       SOLE                   215956
American Home Products         COM              026609107     1031    17547 SH       SOLE                    17547
American Intl Group            COM              026874107    21845   185914 SH       SOLE                   185914
Applied Materials              COM              038222105      440     4858 SH       SOLE                     4858
BB&T Corporation               COM              054937107      857    35890 SH       SOLE                    35890
BP Amoco PLC-Spons ADR         COM              055622104      599    10598 SH       SOLE                    10598
Bank of America Corp.          COM              060505104    11570   269074 SH       SOLE                   269074
Bank of Hampton Roads          COM              0624890A8      258    17181 SH       SOLE                    17181
Bell Atlantic                  COM              077853109     5837   114875 SH       SOLE                   114875
BellSouth Corp                 COM              079860102      816    19132 SH       SOLE                    19132
Berkshire Hathaway Class B     COM              084670207      206      117 SH       SOLE                      117
Bristol Myers Squibb           COM              110122108     7990   137169 SH       SOLE                   137169
CCB Financial                  COM              124875105     8210   221893 SH       SOLE                   221893
COMPAQ Computers               COM              204493100      389    15201 SH       SOLE                    15201
CVS Corp                       COM              126650100    17608   440197 SH       SOLE                   440197
Cenit Bancorp Inc              COM              15131w109      262    22025 SH       SOLE                    22025
Centura Banks Inc              COM              15640t100      220     6487 SH       SOLE                     6487
Charles Schwab Corp            COM              808513105     1323    39349 SH       SOLE                    39349
Chase Manhattan Corp           COM              16161a108      241     5230 SH       SOLE                     5230
Chevron Corp                   COM              166751107      538     6342 SH       SOLE                     6342
Cisco Systems                  COM              17275r102      910    14319 SH       SOLE                    14319
Citigroup                      COM              172967101    13283   220467 SH       SOLE                   220467
Coca Cola Company              COM              191216100     1447    25193 SH       SOLE                    25193
Colgate Palmolive Co           COM              194162103    14512   242367 SH       SOLE                   242367
Computer Associates Intl. Inc. COM              204912109    16340   319213 SH       SOLE                   319213
Computer Sciences              COM              205363104      258     3450 SH       SOLE                     3450
Cox Communications Inc         COM              224044107     1965    43120 SH       SOLE                    43120
Disney (Walt) Co.              COM              254687106    10822   278836 SH       SOLE                   278836
Dollar Tree Stores             COM              256747106    27385   692175 SH       SOLE                   692175
Du Pont E.I. De Nemours and Co COM              263534109      615    13991 SH       SOLE                    13991
Duke Energy Corp.              COM              264399106      294     5214 SH       SOLE                     5214
EMC Corp.                      COM              268648102     2077    27000 SH       SOLE                    27000
Elan PLC ADR                   COM              284131208      225     4650 SH       SOLE                     4650
Eli Lilly                      COM              532457108      421     4220 SH       SOLE                     4220
Enron Corp.                    COM              293561106      529     8200 SH       SOLE                     8200
Ericsson L M Tel Co Cl B ADS   COM              294821400      330    16500 SH       SOLE                    16500
Exxon Mobil Corporation        COM              30231G102    19402   247163 SH       SOLE                   247163
Federal Natl Mtg Assoc         COM              313586109    12431   238194 SH       SOLE                   238194
First Data Corp.               COM              319963104    17136   345307 SH       SOLE                   345307
Ford Motor                     COM              345370100      213     4943 SH       SOLE                     4943
Fortune Brands (formerly Amer. COM              349631101      433    18772 SH       SOLE                    18772
GTE Corp.                      COM              362320103     1309    21029 SH       SOLE                    21029
General Electric               COM              369604103    12632   238344 SH       SOLE                   238344
Gillette Co                    COM              375766102      246     7050 SH       SOLE                     7050
Heilig-Meyers                  COM              422893107       26    21504 SH       SOLE                    21504
Hershey Foods                  COM              427866108      291     6000 SH       SOLE                     6000
Hewlett-Packard Company        COM              428236103      408     3266 SH       SOLE                     3266
Home Depot                     COM              437076102      319     6384 SH       SOLE                     6384
Honeywell International Inc.   COM              438516106    12428   368906 SH       SOLE                   368906
Intel Corporation              COM              458140100    33844   253160 SH       SOLE                   253160
International Business Machine COM              459200101      433     3950 SH       SOLE                     3950
Internet Cable Corp            COM              46057x102      435    60000 SH       SOLE                    60000
Jefferson-Pilot Corporation    COM              475070108     1449    25675 SH       SOLE                    25675
Johnson & Johnson              COM              478160104    13015   127751 SH       SOLE                   127751
Kimberly-Clark                 COM              494368103      470     8200 SH       SOLE                     8200
Loews Corp                     COM              540424108      378     6300 SH       SOLE                     6300
Lowe's Companies               COM              548661107    19259   469023 SH       SOLE                   469023
Lucent Technologies            COM              549463107    15634   263867 SH       SOLE                   263867
Manulife Financial Corp.       COM              56501R106      802    45045 SH       SOLE                    45045
Masco Corp                     COM              574599106      226    12500 SH       SOLE                    12500
McDonald's Corp.               COM              580135101      273     8300 SH       SOLE                     8300
Mellon Financial Corp          COM              58551A108      251     6900 SH       SOLE                     6900
Merck & Co                     COM              589331107    20618   269072 SH       SOLE                   269072
Merrill Lynch                  COM              590188108      414     3600 SH       SOLE                     3600
Microsoft Corp                 COM              594918104    11327   141588 SH       SOLE                   141588
Minnesota Mining & Manufacturi COM              604059105      330     4000 SH       SOLE                     4000
Motorola, Inc                  COM              620076109    11552   397491 SH       SOLE                   397491
Nestle SA-ADR                  COM              641069406      301     3000 SH       SOLE                     3000
New York Times                 COM              650111107    17446   441676 SH       SOLE                   441676
Norfolk Southern Corporation   COM              655844108      507    34062 SH       SOLE                    34062
Nortel Networks Corp.          COM              656568102     7936   116280 SH       SOLE                   116280
Oracle Systems Corp            COM              68389x105    51072   607547 SH       SOLE                   607547
Painewebber Group              COM              695629105      227     4995 SH       SOLE                     4995
Pepsico Inc.                   COM              713448108    20220   455010 SH       SOLE                   455010
Pfizer, Inc.                   COM              717081103     4238    88294 SH       SOLE                    88294
Pharmacia Corporation (Formerl COM              71713U102     4296    83107 SH       SOLE                    83107
Philip Morris                  COM              718154107      227     8561 SH       SOLE                     8561
Phillips Petroleum Co          COM              718507106      233     4600 SH       SOLE                     4600
Playtex                        COM              72813p100      178    15700 SH       SOLE                    15700
Prime Retail Inc               COM              741570105       20    16000 SH       SOLE                    16000
Proctor & Gamble               COM              742718109      435     7599 SH       SOLE                     7599
Providian (Formerly Capital Ho COM              74406a102     4405    48946 SH       SOLE                    48946
Qwest Communications Intl      COM              749121109     3316    66739 SH       SOLE                    66739
Resource Bankshares Corp.      COM              76121r104     1723   199800 SH       SOLE                   199800
Royal Dutch Petrol.            COM              780257804      579     9400 SH       SOLE                     9400
SBC Communications, Inc.       COM              78387g103     1297    29988 SH       SOLE                    29988
Schering-Plough Corporation    COM              806605101     1362    26980 SH       SOLE                    26980
Schlumberger Ltd               COM              806857108    14042   188174 SH       SOLE                   188174
Scripps EW Co Cl A New         COM              811054204      204     4142 SH       SOLE                     4142
SouthTrust Corp                COM              844730101      232    10250 SH       SOLE                    10250
Southern Co                    COM              842587107      232     9950 SH       SOLE                     9950
Standard Commercial            COM              853258101      242    53143 SH       SOLE                    53143
Sun Microsystems               COM              866810104    24159   265661 SH       SOLE                   265661
Tellabs, Inc.                  COM              879664100    25146   367430 SH       SOLE                   367430
Texaco Inc                     COM              881694103      293     5509 SH       SOLE                     5509
Texas Instruments              COM              882508104      550     8002 SH       SOLE                     8002
Time Warner Inc                COM              887315109    22610   297503 SH       SOLE                   297503
Tyco International, Ltd. 'New' COM              902124106    29105   614351 SH       SOLE                   614351
Unocal Corporation             COM              915289102      284     8560 SH       SOLE                     8560
Valassis Communications        COM              918866104      239     6275 SH       SOLE                     6275
Viacom Inc NvtgCl B            COM              925524308      273     4000 SH       SOLE                     4000
Vodafone Airtouch PLC-SP ADR   COM              92857t107      283     6840 SH       SOLE                     6840
Wal-Mart Stores                COM              931142103      582    10102 SH       SOLE                    10102
WorldCom Inc.                  COM              98157D106   140880  3070957 SH       SOLE                  3070957
Baron Small Cap                COM              068278308      219 12232.305SH       SOLE                12232.305
Fidelity Contrafund            COM              316071109      275 4767.062 SH       SOLE                 4767.062
Fidelity Magellan              COM              316184100      611 4535.145 SH       SOLE                 4535.145
Fidelity Select Electronics    COM              316390863      260 2245.894 SH       SOLE                 1123.088
Janus Overseas                 COM              471023846      416 11003.746SH       SOLE                11003.746
Strong Funds - Growth & Income COM              862917309      229 8035.220 SH       SOLE                 4017.610
Strong Growth 20 Fund          COM              862916608      253 7591.290 SH       SOLE                 3795.645
The Chesapeake - Class A       COM              36559b203      213 7151.090 SH       SOLE                 7151.090
Torray                         COM              891402109      334 8258.547 SH       SOLE                 8258.547
Vanguard/Primecap Fund         COM              921936100      204 2869.486 SH       SOLE                 1806.302